Risk Management Activities - Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Trade receivables pat due but not impaired	$ 0.1	$ 0.0
Trade receivables impaired	0.2	0.1
Cash and cash equivalents	399.7	479.0	$ 526.7	$ 440.0
Environmental trust funds	60.8	55.5	$ 44.5
Banks and financial institutions [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Environmental trust funds	$ 60.8	$ 55.5